UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  537 Steamboat Road, Ste 301
	  Greenwich, CT 06830


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 203-769-2303

Signature,                               Place,             and Date of Signing:


Robert Penberth				 Greenwich, CT 	    August 14, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  209,987 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID 7.5% 08/15/25 CNV CNV	   00828UAB9 3541      3200000	PRN	 SOLE	              3200000
ALEXCO RESOURCE CORP. CMN      COM	   01535P106 400       90585	SH	 SOLE		      90585
AMAZON.COM INC CMN	       PUT	   023135106 2055      9000	SH  PUT	 SOLE		      9000
BOISE INC. CMN	               COM	   09746Y105 105       16307	SH	 SOLE		      16307
CENTRAL GOLDTRUST MUTUAL FUND  COM	   153546106 1851      30628	SH	 SOLE		      30628
CLEARWATER PAPER CORPORATION   COM	   18538R103 1080      31659	SH	 SOLE		      31659
COEUR D'ALENE MINES CORP       COM	   192108504 1064      60561	SH	 SOLE		      60561
DICKS SPORTING GOODS INC       PUT	   253393102 797       16600	SH  PUT	 SOLE		      16600
DOLLAR TREE INC.               PUT	   256746108 7069      131400	SH  PUT	 SOLE		      131400
DOMTAR CORPORATION CMN CLASS   COM	   257559203 4509      58785	SH	 SOLE		      58785
EXXON MOBIL CORPORATION        PUT	   30231G102 32320     377700	SH  PUT	 SOLE		      377700
FORTUNA SILVER MINES INC.      COM	   349915108 713       206522	SH	 SOLE		      206522
GENERAL CABLE 0.875 11/13 CNV  CNV	   369300AD0 476       500000	PRN	 SOLE		      500000
GOLDCORP INC 2% 08/01/14 CONV  CNV	   380956AB8 2871      2550000	PRN	 SOLE		      2550000
GOLDCORP INC CMN	       CALL	   380956409 7651      203600	SH  CALL SOLE		      203600
GOLDCORP INC CMN	       COM	   380956409 953       25357	SH       SOLE		      25357
GREAT LAKES DREDGE & DOCK      COM	   390607109 1526      214409	SH	 SOLE		      214409
HELIX ENERGY SOLUTNS GROUP INC COM	   42330P107 177       10873	SH	 SOLE		      10873
INGLES MARKETS INC CL-A        COM	   457030104 2584      161234	SH	 SOLE		      161234
ISHARES DJ US REAL ESTATE SEC  PUT	   464287739 12084     189000	SH  PUT	 SOLE		      189000
ISHARES MSCI EMERGING MKT IND  PUT	   464287234 4954      126600	SH  PUT  SOLE		      126600
ISHARES RUSSELL 2000 INDEX FD  PUT	   464287655 9810      123300	SH  PUT	 SOLE		      123300
ISHARES SILVER TRUST ETF       ETF	   46428Q109 796       29900	SH	 SOLE		      29900
KINROSS GOLD CORP CMN	       CALL	   496902404 147       18000	SH  CALL SOLE		      18000
KINROSS GOLD CORP CMN	       COM	   496902404 688       84407	SH	 SOLE		      84407
KROGER COMPANY CMN	       COM	   501044101 813       35064	SH	 SOLE		      35064
MARATHON PETROLEUM CORP	       CALL	   56585A102 6010      133800	SH  CALL SOLE		      133800
MARATHON PETROLEUM CORP	       COM	   56585A102 2183      48600	SH	 SOLE		      48600
MARKET VECTORS GOLD MINERS IND CALL	   57060U100 8954      200000	SH  CALL SOLE		      200000
MARKET VECTORS TRUST JR GO     ETF	   57060U589 405       21000	SH	 SOLE		      21000
MASTEC INC 4% 6/15/14 CNV      CNV	   576323AL3 1563      1300000	PRN	 SOLE		      1300000
MGIC INVESTMENT CORP           COM	   552848103 1432      497261	SH	 SOLE		      497261
MGP INGREDIENTS INC CMN	       COM	   55303J106 129       39932	SH	 SOLE		      39932
MITCHAM INDS INC CMN	       COM	   606501104 530       31276	SH	 SOLE		      31276
NEVADA GOLD & CASINO INC       COM	   64126Q206 374       324656	SH	 SOLE		      324656
NEWPARK RESOURCES 4% 10/17 CNV CNV	   651718AC2 1301      1375000	PRN	 SOLE		      1375000
NOVACOPPER INC.	               COM	   66988K102 79	       40178	SH	 SOLE		      40178
NOVAGOLD RESOURCES INC.        COM	   66987E206 1444      273513	SH	 SOLE		      273513
PEP BOYS MANNY-MOE &JACK       COM	   713278109 2170      219275	SH	 SOLE		      219275
POTASH CORP OF SASKATCHEWAN    COM	   73755L107 218       5000	SH	 SOLE		      5000
QLT INC. CMN	               COM	   746927102 1658      217523	SH	 SOLE		      217523
RENTECH INC CMN	               COM	   760112102 910       443007	SH	 SOLE		      443007
SALESFORCE.COM, INC CMN	       PUT	   79466L302 2005      14500	SH  PUT	 SOLE		      14500
SEACOR HOLDINGS INC. CMN       COM	   811904101 413       4620	SH	 SOLE		      4620
SEADRILL LTD. CMN	       PUT	   G7945E105 3019      85000	SH  PUT	 SOLE		      85000
SILVER WHEATON CORP CMN	       COM	   828336107 906       33713	SH	 SOLE		      33713
SIMON PROPERTY GROUP INC CMN   PUT	   828806109 3082      19800	SH  PUT	 SOLE		      19800
SOUTHERN COPPER CORPORATION    PUT	   84265V105 5729      181800	SH  PUT	 SOLE		      181800
SPDR GOLD TRUST ETF	       CALL	   78463V107 5587      36000	SH  CALL SOLE		      36000
SPDR S&P 500 ETF TRUST	       PUT	   78462F103 23614     173500	SH  PUT	 SOLE		      173500
SPDR S&P OIL & GAS EXPLRTN     PUT	   78464A730 1945      38600	SH  PUT	 SOLE		      38600
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 8355      141400	SH  PUT	 SOLE		      141400
SUNCOKE ENERGY INC CMN	       COM	   86722A103 984       67178	SH	 SOLE		      67178
TESORO CORPORATION CMN	       COM	   881609101 7401      296520	SH	 SOLE		      296520
TETRA TECHNOLOGIES INC         COM	   88162F105 1573      220542	SH	 SOLE		      220542
THE MOSAIC COMPANY CMN	       CALL	   61945C103 575       10500	SH  CALL SOLE		      10500
THE MOSAIC COMPANY CMN	       COM	   61945C103 1804      32943	SH	 SOLE		      32943
TITAN INTERNATIONAL INC        COM	   88830M102 4814      196268	SH	 SOLE		      196268
VALERO ENERGY CORPORATION      COM	   91913Y100 1878      77751	SH	 SOLE		      77751
WEBMD HEALTH CORP. CMN	       COM	   94770V102 905       44153	SH	 SOLE		      44153
WHOLE FOODS MARKET INC         PUT	   966837106 5004      52500	SH  PUT	 SOLE		      52500